Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash generated from (used in) operating activities:
Profit for the year	$ 85,416	$ 139,692
Tax expense	85,421	33,219
Items not affecting cash:
Depreciation and amortization	333,144	297,825
Share- based payment (recoveries) expenses	(2,373)	15,919
Net finance expense	143,550	166,593
Change in fair value of derivatives	(1,514)	1,790
Amortization of deferred revenue	(93,382)	(88,744)
Change in taxes receivable/payable, net	(7,881)	(39,326)
Unrealized (gain) on warrants	(6,748)	(1,051)
(Gain) loss on investments	3,798	(3,511)
Pension and other employee benefit payments, net of accruals	(94)	3,142
Asset impairment losses		11,320
Other and foreign exchange	(8,571)	4,310
Taxes paid	(37,295)	(10,617)
Operating cash flow before change in non-cash working capital	493,471	530,561
Change in non-cash working capital	(13,919)	9,015
Net cash flows from (used in) operating activities	479,552	539,576
Cash generated from (used in) investing activities:
Acquisition of property, plant and equipment	(190,899)	(249,763)
Net sale (purchase) of investments	53	(2,245)
Acquisition of Mason	(19,050)
Proceeds from disposition of property, plant and equipment	4,224
Change in restricted cash	(3,196)	16,854
Net interest received	6,732	890
Net cash flows from (used in) investing activities	(202,136)	(234,264)
Cash generated from (used in) financing activities:
Long term borrowing		25,000
Principal repayments		(281,439)
Interest paid on long-term debt	(74,750)	(52,743)
Financing costs	(20,564)	(26,597)
Sale leaseback		67,275
Payment of finance lease	(20,926)	(7,509)
Net proceeds from equity transactions	(69)	186,852
Dividends paid	(4,045)	(3,686)
Net cash flows from (used in) financing activities	(120,354)	(92,847)
Effect of movement in exchange rates on cash and cash equivalents	1,936	(2,830)
Net increase in cash and cash equivalents	158,998	209,635
Cash and cash equivalents, beginning of the year	356,499	146,864
Cash and cash equivalents, end of the year	$ 515,497	$ 356,499